GOING CONCERN (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
GOING CONCERN
Net loss	$ 34,826,989	$ 71,198,379	$ (5,532,581)